Derivative Financial Instruments - Net Realized Gains (Losses) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended				12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Derivatives, Fair Value [Line Items]
Net realized gains (losses) on derivatives	$ (762.0)		$ (1,253.5)		$ (1,423.0)		$ (1,578.5)		$ (1,310.4)
Other Net Realized Capital Gains (Losses) | Interest rate contracts | Not Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Net realized gains (losses) on derivatives	(256.0)	[1]	(445.5)	[1]	51.5	[1]	1,041.8	[1]	(443.9)	[1]
Other Net Realized Capital Gains (Losses) | Foreign exchange contracts | Not Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Net realized gains (losses) on derivatives	87.1	[1]	(12.3)	[1]	10.9	[1]	(2.4)	[1]	33.2	[1]
Other Net Realized Capital Gains (Losses) | Equity contracts | Not Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Net realized gains (losses) on derivatives	(939.1)	[1]	(1,228.8)	[1]	(1,801.9)	[1]	(559.0)	[1]	(867.1)	[1]
Other Net Realized Capital Gains (Losses) | Credit contracts | Not Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Net realized gains (losses) on derivatives	6.9	[1]	19.6	[1]	37.1	[1]	(4.6)	[1]	39.4	[1]
Other Net Realized Capital Gains (Losses) | Managed custody guarantees | Not Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Net realized gains (losses) on derivatives	0	[1]	1.0	[1]	1.1	[1]	1.1	[1]	4.1	[1]
Within fixed maturity investments | Other Net Realized Capital Gains (Losses)
Derivatives, Fair Value [Line Items]
Net realized gains (losses) on derivatives	(23.3)	[1]	(16.2)	[1]	(15.7)	[1]	16.1	[1]	48.3	[1]
Within annuity products | Other Net Realized Capital Gains (Losses)
Derivatives, Fair Value [Line Items]
Net realized gains (losses) on derivatives	346.3	[1]	429.1	[1]	336.2	[1]	(1,946.2)	[1]	(76.7)	[1]
Within reinsurance agreements | Policyholder Benefits
Derivatives, Fair Value [Line Items]
Net realized gains (losses) on derivatives	14.7	[2]	1.0	[2]	(32.2)	[2]	(68.1)	[2]	(42.6)	[2]
Cash Flow Hedging | Other Net Realized Capital Gains (Losses) | Interest rate contracts | Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Net realized gains (losses) on derivatives	0.1	[3]	0	[3]	0	[3]	0	[3]	(0.3)	[3]
Fair Value Hedging | Other Net Realized Capital Gains (Losses) | Interest rate contracts | Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Net realized gains (losses) on derivatives	$ 1.3	[3]	$ (1.4)	[3]	$ (10.0)	[3]	$ (57.2)	[3]	$ (4.8)	[3]

[1]	Changes in value are included in Other net realized capital gains (losses) in the Condensed Consolidated Statements of Operations.
[2]	Changes in value are included in Policyholder benefits in the Condensed Consolidated Statements of Operations.
[3]	Changes in value for effective fair value hedges are recorded in Other net realized capital gains (losses). Changes in fair value upon disposal for effective cash flow hedges are amortized through Net investment income and the ineffective portion is recorded in Other net realized capital gains (losses) in the Condensed Consolidated Statements of Operations. For the three months ended March 31, 2013 and 2012, ineffective amounts were immaterial.